Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

Year	Summary Compensation Table Total for M. Terry Turner¹ ($)	Compensation Actually Paid to M. Terry Turner¹˒²˒³ ($)	Average Summary Compensation Table Total for Non-PEO NEOs[1] ($)	Average Compensation Actually Paid to Non-PEO NEOs[1,2,3] ($)	Value of Initial Fixed $100 Investment based on:[4]		Net Income ($ Thousands)	TBV Accretion⁵
					TSR ($)	Peer Group TSR ($)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2022	10,891,661	1,868,022	6,436,622	1,432,359	118.52	116.10	560,742	5.1%
2021	6,826,962	16,108,634	3,684,459	7,899,479	152.58	124.74	527,323	14.2%
2020	4,386,838	(1,689,066)	2,447,282	(534,859)	102.05	91.29	312,321	14.8%

Named Executive Officers, Footnote [Text Block]	M. Terry Turner was our PEO for each year presented. The individuals comprising the Non-PEO named executive officers for each year presented are listed below.

2020 - 2022
Robert A. McCabe
Richard D. Callicutt
Hugh M. Queener
Harold R. Carpenter

Peer Group Issuers, Footnote [Text Block]	The Peer Group TSR set forth in this table utilizes the KBW Regional Bank Index (“KRX”), which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2022. The comparison assumes $100 was invested for the period starting December 31, 2019, through the end of the listed year in the Company and in the KRX, respectively and that all dividends were reinvested. Historical stock performance is not necessarily indicative of future stock performance.
PEO Total Compensation Amount	$ 10,891,661	$ 6,826,962	$ 4,386,838
PEO Actually Paid Compensation Amount	$ 1,868,022	16,108,634	(1,689,066)
Adjustment To PEO Compensation, Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There was no pension service cost for services rendered during any listed year, as reflected in the tables below.

Year	Summary Compensation Table Total for M. Terry Turner ($)	Exclusion of Change in Pension Value for M. Terry Turner ($)	Exclusion of Stock Awards for M. Terry Turner ($)	Inclusion of Pension Service Cost for M. Terry Turner ($)	Inclusion of Equity Values for M. Terry Turner ($)	Compensation Actually Paid to M. Terry Turner ($)
2022	10,891,661	—	(7,994,640)	—	(1,028,999)	1,868,022
2021	6,826,962	—	(3,710,507)	—	12,992,179	16,108,634
2020	4,386,838	—	(2,517,253)	—	(3,558,651)	(1,689,066)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	6,436,622	(110,912)	(4,676,704)	—	(216,647)	1,432,359
2021	3,684,459	(129,566)	(1,741,150)	—	6,085,736	7,899,479
2020	2,447,282	(122,045)	(1,191,344)	—	(1,668,752)	(534,859)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for M. Terry Turner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for M. Terry Turner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for M. Terry Turner ($)	Total - Inclusion of Equity Values for M. Terry Turner ($)
2022	3,840,520	(4,391,854)	(477,665)	(1,028,999)
2021	7,455,667	5,204,446	332,066	12,992,179
2020	—	(3,436,701)	(121,950)	(3,558,651)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,076,177	(2,062,669)	(230,155)	(216,647)
2021	3,487,342	2,484,090	114,304	6,085,736
2020	—	(1,616,075)	(52,677)	(1,668,752)

Non-PEO NEO Average Total Compensation Amount	$ 6,436,622	3,684,459	2,447,282
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,432,359	7,899,479	(534,859)
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards columns set forth in the Summary Compensation Table. Amounts in the Exclusion of Change in Pension Value column reflect the amounts attributable to the Change in Pension Value reported in the Summary Compensation Table. There was no pension service cost for services rendered during any listed year, as reflected in the tables below.

Year	Summary Compensation Table Total for M. Terry Turner ($)	Exclusion of Change in Pension Value for M. Terry Turner ($)	Exclusion of Stock Awards for M. Terry Turner ($)	Inclusion of Pension Service Cost for M. Terry Turner ($)	Inclusion of Equity Values for M. Terry Turner ($)	Compensation Actually Paid to M. Terry Turner ($)
2022	10,891,661	—	(7,994,640)	—	(1,028,999)	1,868,022
2021	6,826,962	—	(3,710,507)	—	12,992,179	16,108,634
2020	4,386,838	—	(2,517,253)	—	(3,558,651)	(1,689,066)

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Change in Pension Value for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Pension Service Cost for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	6,436,622	(110,912)	(4,676,704)	—	(216,647)	1,432,359
2021	3,684,459	(129,566)	(1,741,150)	—	6,085,736	7,899,479
2020	2,447,282	(122,045)	(1,191,344)	—	(1,668,752)	(534,859)
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for M. Terry Turner ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for M. Terry Turner ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for M. Terry Turner ($)	Total - Inclusion of Equity Values for M. Terry Turner ($)
2022	3,840,520	(4,391,854)	(477,665)	(1,028,999)
2021	7,455,667	5,204,446	332,066	12,992,179
2020	—	(3,436,701)	(121,950)	(3,558,651)

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Total - Average Inclusion of Equity Values for Non-PEO NEOs ($)
2022	2,076,177	(2,062,669)	(230,155)	(216,647)
2021	3,487,342	2,484,090	114,304	6,085,736
2020	—	(1,616,075)	(52,677)	(1,668,752)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]
Description of Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and the Company’s cumulative TSR over the three most recently completed fiscal years.

Compensation Actually Paid vs. Net Income [Text Block]
Description of Relationship Between Compensation Actually Paid and Net Income

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income during each of the three most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure [Text Block]
Description of Relationship Between Compensation Actually Paid and TBV Accretion

The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our TBV Accretion during each of the three most recently completed fiscal years.

Total Shareholder Return Vs Peer Group [Text Block]
Description of Relationship Between Company TSR and Peer Group TSR

The following chart compares our cumulative TSR over each of the three most recently completed fiscal years to that of the KBW Regional Bank Index over the same period.

Tabular List [Table Text Block]

TBV Accretion
Earnings per diluted share
Pre-provision net revenue
Return on average tangible common equity
Classified asset ratio
Non-performing asset ratio

Total Shareholder Return Amount	$ 118.52	152.58	102.05
Peer Group Total Shareholder Return Amount	116.10	124.74	91.29
Net Income (Loss)	$ 560,742	$ 527,323	$ 312,321
Company Selected Measure Amount	5.1	14.2	14.8
PEO Name	M. Terry Turner
Additional 402(v) Disclosure [Text Block]	The amounts shown for Compensation Actually Paid have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the Company’s NEOs. These amounts reflect the Summary Compensation Table Total with certain adjustments as described in footnote 3 below.
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	TBV Accretion
Non-GAAP Measure Description [Text Block]	We determined TBV Accretion to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2022. As described in the Compensation Discussion and Analysis, TBV Accretion is one of the two peer-relative performance metrics we utilized for purposes of our recurring performance-based restricted stock units granted under our LTI Plan in 2022. Under these awards we measure our TBV Accretion over a 3-year performance period and compare that to the TBV Accretion over that same time period for each member of a peer group selected by our Compensation Committee with the number of performance units being earned by our NEOs based on the Company's TBV Accretion in relation to the peer group. Though TBV Accretion utilized for our LTI Plan is based on a three-year performance period the values included in column (i) are for each of the stated years. TBV Accretion may not have been the most important financial performance measure for years 2021 and 2020 and we may determine a different financial performance measure to be the most important financial performance measure in future years.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Earnings per diluted share
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	Pre-provision net revenue
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Return on average tangible common equity
Measure [Axis]: 5
Pay vs Performance Disclosure [Table]
Measure Name	Classified asset ratio
Measure [Axis]: 6
Pay vs Performance Disclosure [Table]
Measure Name	Non-performing asset ratio
PEO [Member] | Adjustment, Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ 0	$ 0	$ 0
PEO [Member] | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(7,994,640)	(3,710,507)	(2,517,253)
PEO [Member] | Adjustment, Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,028,999)	12,992,179	(3,558,651)
PEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	3,840,520	7,455,667	0
PEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,391,854)	5,204,446	(3,436,701)
PEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(477,665)	332,066	(121,950)
Non-PEO NEO [Member] | Adjustment, Exclusion Of Change In Pension Value [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(110,912)	(129,566)	(122,045)
Non-PEO NEO [Member] | Adjustment, Exclusion Of Stock Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(4,676,704)	(1,741,150)	(1,191,344)
Non-PEO NEO [Member] | Adjustment, Inclusion Of Pension Service Cost [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Adjustment, Equity Award Adjustment [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(216,647)	6,085,736	(1,668,752)
Non-PEO NEO [Member] | Equity Awards Granted During The Year, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	2,076,177	3,487,342	0
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(2,062,669)	2,484,090	(1,616,075)
Non-PEO NEO [Member] | Equity Awards Granted In Prior Years, Vested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (230,155)	$ 114,304	$ (52,677)